Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31, 2021	June 30, 2022
Cash in bank	$90,167,967	$48,056,304
Money market fund	—	10,120,088
Commercial paper	—	2,795,199
Corporate fixed income	—	604,872

	$90,167,967	$61,576,463